SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.
These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2017. The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2017, are applied consistently in these interim consolidated financial statements, except for the Company's adoption of the new revenue standard which is discussed below.

b.         Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen USA, Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits and foreign currency derivative contracts.

Cash, cash equivalents, restricted cash and short-term bank deposits are invested in major banks in Israel and in the United States ("U.S."). Generally, these deposits may be redeemed upon demand and bear minimal risk.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company’s derivative instruments is major financial institution.

c.	Revenue recognition:

The Company generates revenues mainly from its Research and Development Collaboration and License Agreements. The revenues are derived mainly from upfront license payments, research and development services and contingent payments related to milestones achievements.

The Company has adopted the new revenue standard, Topic 606 – “Revenue from Contracts with Customers”, as of January 1, 2018, using a modified retrospective adoption transition to each prior reporting period presented. The adoption did not have an effect over the Consolidated Financial Statements on the adoption date and no adjustment to prior year consolidated financial statements was required.

The Company analyzes its collaboration arrangements to assess whether they are within the scope of ASC 606. In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

•	Identification of the contract, or contracts, with a customer
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Identification of the performance obligations in the contract- At contract inception, the Company assesses the goods or services promised in a contract with a customer and identifies those distinct goods and services that represent a performance obligation. A promised good or service may not be identified as a performance obligation if it is immaterial in the context of the contract with the customer, if it is not separately identifiable from other promises in the contract (either because it is not capable of being separated or because it is not separable in the context of the contract), or if the performance obligation does not provide the customer with a material right.

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Determination of the transaction price- The Company considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. Variable consideration will only be included in the transaction price when it is not considered constrained, which is when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

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Allocation of the transaction price to the performance obligations in the contract- If it is determined that multiple performance obligations exist, the transaction price is allocated at the inception of the agreement to all identified performance obligations based on the relative standalone selling prices. The relative selling price for each deliverable is estimated using objective evidence if it is available. If objective evidence is not available, the Company uses its best estimate of the selling price for the deliverable.

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Recognition of revenue when, or as, the Company satisfies a performance obligation- Revenue is recognized when, or as, the Company satisfies a performance obligation by transferring a promised good or service to a customer. An asset is transferred when, or as, the customer obtains control of that asset, which for a service is considered to be as the services are received and used.

After contract inception, the transaction price is reassessed at every period end and updated for changes such as resolution of uncertain events. Any change in the transaction price is allocated to the performance obligations on the same basis as at contract inception.

The Company entered into an exclusive license agreement with MedImmune. Under the terms of the agreement, Compugen provided MedImmune with an exclusive license to intellectual property ("IP) rights of the Company. Compugen received a $10 million upfront nonrefundable payment and is eligible to receive up to $200 million in development, regulatory and commercial milestones for the first product as well as tiered royalties on future product sales.

Under ASC 606, the Company determined the license to the IP to be a functional IP that has significant standalone functionality. The Company is not required to continue to support, develop or maintain the intellectual property transferred and will not undertake any activities to change the standalone functionality of the IP. Therefore the license to the intellectual property is a distinct performance obligation and as such revenue is recognized at the point in time that control of the license is transferred to the customer.

Future milestone payments are considered variable consideration and are subject to the variable consideration constraint (i.e. will be recognized once concluded that it is “probable” that a significant reversal of the cumulative revenues recognized under the contract will not occur in future periods when the uncertainty related to the variable consideration is resolved). Therefore, as the milestone payments are not probable, revenue was not recognized in respect to such milestone payments.

Sales- or usage-based royalties to be received in exchange for licenses of IP are recognized at the later of when (1) the subsequent sale or usage occurs or (2) the performance obligation to which some or all of the sales- or usage-based royalty has been allocated is satisfied (in whole or in part). As royalties are payable based on future Commercial Sales, as defined in the agreement, which did not occur as of the financial statements date, the Company did not recognize any revenues from royalties.

d.	Recently adopted accounting pronouncements:

The Company adopted Topic 606 – “Revenue from Contracts with Customers” with a date of initial application of January 1, 2018. Please refer to Note 2.

e.	Recently issued accounting pronouncements, not yet adopted:

On February 2016, the FASB issued ASU 2016-02, Leases, which creates ASC 842, Leases, and supersedes ASC 840, Leases. ASU 2016-02 requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The new guidance will be effective for annual and interim reporting periods beginning on or after December 15, 2018.  The Company is in the process of assessing the impact to the adoption of this guidance will have on its consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” This ASU supersedes ASC 505-50, “Equity—Equity Based Payments to Non-Employees,” and expands the scope of ASC 718, “Compensation – Stock Compensation,” to include all share-based payment arrangements related to the acquisition of goods and services from both nonemployees and employees. For public companies that file with the SEC, the standard is effective for financial statements issued for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606, “Revenue from Contracts with Customers.” The adoption of this guidance is not expected to have a material impact on the Company’s financial statements.

f.	Basic and diluted loss per share:

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each period. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding share options and warrants for the six months ended June 30, 2018 and 2017 have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. As of June 30, 2018 and 2017 the total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share were 8,750,886 and 8,189,691, respectively.